Citi
100 Summer Street, Suite 1500
Boston, Massachusetts 02110
February 20, 2008
VIA ELECTRONIC TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	First Focus Funds, Inc. Post-Effective Amendment No. 26 (“PEA 26”) 1933 Act File No. 033-85982 1940 Act File No. 811-08846
Dear Ladies and Gentlemen:
     On behalf of the First Focus Funds, Inc. (the “Company”) and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, submitted electronically for filing via EDGAR, is Post-Effective Amendment No. 26 to the Company’s Registration Statement on Form N-1A. The cover page of the Amendment designates that it shall be effective 75 days after filing. Please note, however, that a request to accelerate the effective date to March 31, 2008 has been submitted with this filing
     This purpose of this filing is to correct the series and class identifiers for each series and each class, and to add disclosure regarding the use of derivatives in the Income Fund and Short-Intermediate Bond Fund. Accordingly, we request selective review of those portions of the registration statement. Marked copies of the prospectus and statement of additional information will be e-mailed to you to assist in this endeavor. Additional information regarding the Trust’s operations and outstanding Exhibits, as noted in the filing, will be included in a subsequent registration statement that will be filed pursuant to Rule 485(b).
     Questions related to this filing should be directed to my attention at (617) 824-1312 or, in my absence, to Daniel Peterson of Blackwell Sanders LLP at (314) 345-6246.
Sincerely,
/s/ Patrick Keniston
Patrick Keniston

Vice President, Citi Fund Services